SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Contract with Customer, Liability, Revenue Recognized	$ 12,049	$ 7,670
Revenue, Remaining Performance Obligation, Amount	93,783
Revenue Remaining Performance Obligation Next Twelve Months	66,552
Revenue Remaining Performance Obligation After Next Twelve Months	$ 27,231